SHARE OPTION PLAN (Details 3) (USD $)	12 Months Ended
Dec. 31, 2013
SHARE OPTION PLAN
Number of options, Outstanding at beginning of year	9,128,105
Number of options, Exercised	(1,873,029)
Number of options, Forfeited	(555,400)
Number of options, Expired	(52)
Number of options, Outstanding at end of year	6,699,624
Number of options, Vested and expected to vest as of December 31, 2013	6,699,624
Number of options, Exercisable as of December 31, 2013	6,589,624
Weighted average exercise price per share, Outstanding at beginning of year	$ 1.48
Weighted average exercise price per share, Exercised	$ 1.10
Weighted average exercise price per share, Forfeited	$ 2.06
Weighted average exercise price per share, Expired	$ 1.31
Weighted average exercise price per share, Outstanding at end of year	$ 1.54
Weighted average exercise price per share, Vested and expected to vest as of December 31, 2013	$ 1.54
Weighted average exercise price per share, Exercisable as of December 31, 2013	$ 1.49
Weighted average grant-date fair value of ordinary shares, Outstanding at beginning of year	$ 1.60
Weighted average grant-date fair value of ordinary shares, Exercised	$ 1.21
Weighted average grant-date fair value of ordinary shares, Forfeited	$ 2.17
Weighted average grant-date fair value of ordinary shares, Expired	$ 1.42
Weighted average grant-date fair value of ordinary shares, Outstanding at end of year	$ 1.66
Weighted-average grant-date fair value of ordinary shares, Vested and expected to vest as of December 31, 2013	$ 1.66
Weighted average grant-date fair value of ordinary shares, Exercisable as of December 31, 2013	$ 1.65